ACQUISITIONS (Ownership Restructure of Dow Corning) (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	Jun. 01, 2016	May 31, 2016	Aug. 31, 2016	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Equity method investments					$ 3,320	$ 3,107	$ 2,974
Remeasurement gain (loss)							1,389
Amortization of Merger-related inventory step-up					2	120	0
Goodwill					9,846	9,833	7,541
Dow Silicones Corporation
Business Acquisition [Line Items]
Percentage of voting interests acquired	50.00%
Payments to acquire Businesses	$ 4,800
Recognized tax benefit				$ 93
Amortization of Merger-related inventory step-up							213
Goodwill	2,251
Dow Silicones Corporation
Business Acquisition [Line Items]
Equity method investments	$ 1,968
Ownership percentage		50.00%
Dow Silicones Corporation
Business Acquisition [Line Items]
Proceeds from issuance of debt		$ 4,500
Dow Silicones Corporation | Corning Incorporated | SplitCo
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent	100.00%
Performance Materials & Coatings [Member]
Business Acquisition [Line Items]
Equity method investments					99	103	280
Remeasurement gain (loss)							1,389
Goodwill					3,650	$ 3,689	$ 4,938
Performance Materials & Coatings [Member] | Dow Silicones Corporation
Business Acquisition [Line Items]
Remeasurement gain (loss)				$ 1,617	$ (20)
Amortization of Merger-related inventory step-up			$ 213